Trade and other payables (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Trade and other payables.
Trade payables	R 26,311	R 26,888
Capital project related payables	1,155	457
Accrued expenses	4,712	4,807
Other payables (financial liabilities)	2,295	6,611
Related party payables	645	1,110
third parties	40	191
equity accounted investments	605	919
Trade payables	35,118	39,873
Other payables (non financial liabilities)	9,228	9,037
Duties payable to revenue authorities	4,051	4,172
Value added tax	121	473
Trade and other payables	R 48,518	R 53,555